Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (income) loss	$ (29,235)	$ (292,821)	$ (35,829)
Reconciliation of net loss to net cash provided by (used in) operating activities:
Loss from discontinued operations	5,944	82,438	11,142
Depreciation and amortization	46,345	52,748	42,800
Goodwill impairment	8,067	178,575	60,000
Changes in fair value of contingent earnout liability		(10,000)	(45,340)
Stock-based compensation	7,607	9,706	8,379
Loss on early extinguishment of debt	3,405	6,304
Deferred income tax benefit	(4,939)	(29,767)	(30,715)
Amortization of debt issue costs	4,546	7,505	3,184
Non-cash interest expense	2,287	6,608	5,077
Settlement of project dispute		8,236
Other non-cash	(1,896)	(4,561)	1,425
Changes in operating assets and liabilities:
Accounts receivable, net	(134,051)	7,538	(24,121)
Payments on government fines		(6,575)	(6,575)
Contract cost and recognized income not yet billed	(57,956)	(9,372)	13,423
Prepaid expenses and other assets	29,836	33,106	4,957
Accounts payable and accrued liabilities	101,066	47,500	(13,911)
Accrued income taxes	4,606	2,264	(325)
Contract billings in excess of cost and recognized income	20,061	5,730	(603)
Other assets and liabilities, net	(12,894)	(32,926)	33,811
Cash provided by (used in) operating activities of continuing operations	(7,201)	62,236	26,779
Cash provided by (used in) operating activities of discontinued operations	(28,537)	(50,523)	20,092
Cash provided by (used in) operating activities	(35,738)	11,713	46,871
Cash flows from investing activities:
Acquisition of subsidiaries, net of cash acquired and earnout			(421,182)
Proceeds from working capital settlement		9,402
Proceeds from sales of property, plant and equipment	19,328	32,939	16,263
Proceeds from sale of subsidiary		18,749
Purchases of property, plant and equipment	(12,486)	(10,047)	(15,635)
Maturities of short-term investments			16,755
Purchase of short-term investments			(255)
Cash provided by (used in) investing activities of continuing operations	6,842	51,043	(404,054)
Cash provided by (used in) investing activities of discontinued operations	15,394	7,333	(597)
Cash provided by (used in) investing activities	22,236	58,376	(404,651)
Cash flows from financing activities:
Proceeds from term loan issuance	60,000		282,000
Proceeds from revolver and notes payable	92,804	59,357
Proceeds from stock issuance			58,078
Stock-based compensation tax benefit (deficiency)			(956)
Payments on capital leases	(1,820)	(8,269)	(9,545)
Payments on revolver and notes payable	(89,437)	(67,277)	(11,604)
Payments on term loan	(46,700)	(123,379)	(750)
Payments to reacquire common stock	(555)	(794)	(1,000)
Dividend distributed to noncontrolling interest	(1,234)	(1,139)	(1,135)
Costs of debt issuance	(5,723)	(4,935)	(16,238)
Cash provided by (used in) financing activities of continuing operations	7,335	(146,436)	298,850
Cash used in financing activities of discontinued operations	(761)	(860)	(1,055)
Cash provided by (used in) financing activities	6,574	(147,296)	297,795
Effect of exchange rate changes on cash and cash equivalents	(2,137)	(449)	2,402
Cash used in all activities	(9,065)	(77,656)	(57,583)
Cash and cash equivalents of continuing operations at beginning of period	52,859	111,924	170,691
Cash and cash equivalents of discontinued operations at beginning of period	10,586	29,177	27,993
Cash and cash equivalents at beginning of period	63,445	141,101	198,684
Cash and cash equivalents at end of period	54,380	63,445	141,101
Less: cash and cash equivalents of discontinued operations at end of period	(5,602)	(10,586)	(29,177)
Cash and cash equivalents of continuing operations at end of period	48,778	52,859	111,924
Supplemental disclosures of cash flow information:
Cash paid for interest (including discontinued operations)	22,029	32,374	17,042
Cash paid for income taxes (including discontinued operations)	1,253	5,039	3,947
Supplemental non-cash investing and financing transactions:
Initial contingent earnout liability			55,340
Prepaid insurance obtained by note payable	18,763	6,829	11,687
Equipment received through like-kind exchange			3,629
Equipment surrendered through like-kind exchange			2,735
Capital expenditure included in accounts payable and accrued liabilities	$ 1,827	$ 2,676